Baker & McKenzie LLP
Two Embarcadero Center, 11th Floor
San Francisco, CA 94111
May 12, 2008
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Energy Recovery, Inc.
Amendment No. 1 to the Registration Statement on Form S-1
Initially Filed April 1, 2008
File No. 333-150007
     Ladies and Gentlemen:
     Attached for filing on behalf of our client, Energy Recovery, Inc., a Delaware corporation (the “Company”), pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is Amendment No.1 to the Registration Statement on Form S-1 (File No. 333-150007), including exhibits, for registration of the Company’s common shares for sale as described therein.
     The registration fee in the amount of $6,877.50 was calculated pursuant to Rule 457(o) under the Securities Act. The registration fee was remitted previously to the Securities and Exchange Commission’s account at US Bank by wire transfer.
     Should you have any questions pertaining to this filing, you may reach the undersigned via telephone at (650) 251-5926 and via facsimile at (650) 856-9299.

Sincerely yours,
By:	/s/ Jenny C. Yeh
Jenny C. Yeh

Enclosure